EARNINGS PER SHARE (Schedule of reconciliation for calculation of basic and diluted earnings per share) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Earnings Per Share [Abstract]
Net income from continuing operations after income taxes	$ 1,381,540	$ 12,197,574	$ (4,601,572)
Net loss from discontinued operations after income taxes	(1,088,329)	(2,242,644)	(3,228,056)
Net income (loss)	$ 293,211	$ 9,954,930	$ (7,829,628)
Weighted average number of common shares outstanding	120,047,814	118,308,584	104,841,540
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093	0
Diluted weighted average number of common shares outstanding	122,880,907	121,141,677	104,841,540
Basic income per share, continuing operations	$ 0.01	$ 0.1	$ (0.04)
Diluted income per share, continuing operations	0.01	0.1	(0.04)
Basic loss per share, discontinued operations	(0.01)	(0.02)	(0.03)
Diluted loss per share, discontinued operations	(0.01)	(0.02)	(0.03)
Basic income per share	0	0.08	(0.07)
Diluted income per share	$ 0	$ 0.08	$ (0.07)